S000001461 [Member] Expense Example - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,903
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	721
Expense Example, with Redemption, 3 Years	1,115
Expense Example, with Redemption, 5 Years	1,533
Expense Example, with Redemption, 10 Years	2,695
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,492
Expense Example, with Redemption, 10 Years	$ 2,877